Income Per Share (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of the calculation of income per share
Income from continuing operations									$ 1,406	$ 1,337	$ 955
Losses from discontinued operations, net of tax								(216)		(216)
Net income	$ 304	$ 394	$ 327	$ 381	$ 262	$ 400	$ 359	$ 100	$ 1,406	$ 1,121	$ 955
Basic weighted average shares, in thousands									582,320	582,996	582,761
Effect of dilutive potential shares:
Stock units									3,063	1,858	891
Diluted weighted average shares, in thousands									585,383	584,854	583,652